Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Additional Textual [Abstract]
Statutory rate	35.00%	35.00%	35.00%	35.00%	35.00%
Cancellation of debt income	$ 543,200
Net operating loss carryforwards alternative minimum tax payment	$ 5,500		$ 292	$ 292
Income tax refunds		$ 500
Valuation allowance for deferred tax assets			148,200	$ 4,300
Net operating loss carryforwards			264,700
Annual utilization limit on net operating losses			$ 34,800
Minimum
Income Tax Additional Textual [Abstract]
Federal net operating loss carryforwards, expiration year			2020
Maximum
Income Tax Additional Textual [Abstract]
Federal net operating loss carryforwards, expiration year			2035
Federal
Income Tax Additional Textual [Abstract]
Net operating loss carryforwards			$ 308,100